UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
12/31/13 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Aerospace and defense (1.1%)

Airbus Group NV (France)	55,276	$4,260,558

		4,260,558
Air freight and logistics (1.1%)

Deutsche Post AG (Germany)	116,933	4,264,030

		4,264,030
Airlines (1.0%)

Aeroflot - Russian Airlines OJSC (Russia)(NON)	643,675	1,661,061

China Southern Airlines Co., Ltd. (China)	2,488,000	970,916

Copa Holdings SA Class A (Panama)	7,200	1,152,792

		3,784,769
Auto components (1.2%)

Bridgestone Corp. (Japan)	50,800	1,925,849

Faurecia (France)(NON)(S)	66,920	2,554,745

		4,480,594
Automobiles (4.1%)

Daimler AG (Registered Shares) (Germany)	46,186	3,997,898

Guangzhou Automobile Group Co., Ltd. (China)	918,000	1,014,190

Nissan Motor Co., Ltd. (Japan)	400,500	3,371,565

Tata Motors, Ltd. (India)	170,157	1,036,989

Toyota Motor Corp. (Japan)	99,700	6,066,991

		15,487,633
Beverages (2.3%)

Anheuser-Busch InBev NV (Belgium)	59,293	6,322,056

Coca-Cola Enterprises, Inc.	48,700	2,149,131

		8,471,187
Biotechnology (1.4%)

ACADIA Pharmaceuticals, Inc.(NON)	48,900	1,222,011

Grifols SA ADR (Spain)	115,515	4,172,402

		5,394,413
Building products (2.0%)

Allegion PLC (Ireland)(NON)	30,600	1,352,214

Daikin Industries, Ltd. (Japan)	32,900	2,053,075

LIXIL Group Corp. (Japan)	144,200	3,960,100

		7,365,389
Capital markets (0.3%)

KKR & Co. LP	45,000	1,095,300

		1,095,300
Chemicals (2.2%)

Akzo Nobel NV (Netherlands)	32,902	2,552,810

LyondellBasell Industries NV Class A	13,600	1,091,808

Monsanto Co.	21,600	2,517,480

Solvay SA (Belgium)	13,326	2,109,281

		8,271,379
Commercial banks (8.4%)

Banco Espirito Santo SA (Portugal)(NON)	1,533,013	2,193,151

Bangkok Bank PCL NVDR (Thailand)	230,700	1,253,559

Barclays PLC (United Kingdom)	978,999	4,429,572

Commerzbank AG (Germany)(NON)	140,990	2,272,201

Credicorp, Ltd. (Peru)	18,700	2,482,051

Erste Group Bank AG (Czech Republic)	75,633	2,645,979

Grupo Financiero Banorte SAB de CV (Mexico)	402,700	2,817,188

Natixis (France)	381,749	2,254,366

Sberbank of Russia ADR (Russia)	102,444	1,293,786

SpareBank 1 SR-Bank ASA (Norway)(NON)	197,387	1,962,576

Sumitomo Mitsui Financial Group, Inc. (Japan)	86,500	4,466,991

UniCredit SpA (Italy)	439,150	3,270,042

		31,341,462
Commercial services and supplies (1.2%)

Regus PLC (United Kingdom)	1,301,175	4,695,125

		4,695,125
Communications equipment (0.5%)

Alcatel-Lucent (France)(NON)	404,720	1,815,595

		1,815,595
Construction and engineering (1.6%)

Jaypee Infratech, Ltd. (India)(NON)	1,252,660	471,174

Mota-Engil SGPS SA (Portugal)	520,186	3,094,848

Surya Semesta Internusa Tbk PT (Indonesia)	10,050,500	463,816

Veidekke ASA (Norway)	266,242	2,142,331

		6,172,169
Construction materials (1.0%)

Holcim, Ltd. (Switzerland)	47,834	3,596,318

		3,596,318
Consumer finance (0.9%)

Credit Saison Co., Ltd. (Japan)	134,600	3,550,053

		3,550,053
Diversified consumer services (0.4%)

New Oriental Education & Technology Group, Inc. ADR (China)	49,000	1,543,500

		1,543,500
Diversified financial services (0.9%)

Challenger, Ltd. (Australia)	308,869	1,710,852

Eurazeo SA (France)	23,560	1,847,417

		3,558,269
Diversified telecommunication services (2.6%)

BT Group PLC (United Kingdom)	473,667	2,982,382

TDC A/S (Denmark)	260,320	2,525,602

Ziggo NV (Netherlands)	95,588	4,374,670

		9,882,654
Electrical equipment (0.5%)

Schneider Electric SA (France)	22,158	1,944,838

		1,944,838
Electronic equipment, instruments, and components (1.2%)

Hitachi, Ltd. (Japan)	571,000	4,329,180

		4,329,180
Energy equipment and services (1.6%)

Ezion Holdings, Ltd. (Singapore)	1,748,400	3,085,476

Halliburton Co.	30,600	1,552,950

Petrofac, Ltd. (United Kingdom)	59,864	1,214,895

		5,853,321
Food and staples retail (1.0%)

Magnit OJSC (Russia)	10,244	2,862,143

Puregold Price Club, Inc. (Philippines)	1,068,700	915,899

		3,778,042
Food products (4.2%)

Ajinomoto Co., Inc. (Japan)	124,000	1,796,828

Associated British Foods PLC (United Kingdom)	123,012	4,983,370

Barry Callebaut AG (Switzerland)	1,205	1,511,704

Kerry Group PLC Class A (Ireland)	51,960	3,610,558

Nestle SA (Switzerland)	52,784	3,874,765

		15,777,225
Gas utilities (1.2%)

China Resources Gas Group, Ltd. (China)	554,000	1,929,766

Tokyo Gas Co., Ltd. (Japan)	496,000	2,444,051

		4,373,817
Health-care equipment and supplies (0.7%)

Sartorius AG (Preference) (Germany)	21,365	2,543,740

		2,543,740
Hotels, restaurants, and leisure (3.3%)

Alsea SAB de CV (Mexico)	424,500	1,326,512

Compass Group PLC (United Kingdom)	339,200	5,438,674

Thomas Cook Group PLC (United Kingdom)(NON)	972,065	2,692,866

TUI Travel PLC (United Kingdom)	414,736	2,839,391

		12,297,443
Household durables (1.9%)

Alpine Electronics, Inc. (Japan)	112,600	1,580,552

Coway Co., Ltd. (South Korea)	42,882	2,702,246

Persimmon PLC (United Kingdom)	141,227	2,901,323

		7,184,121
Household products (1.0%)

Henkel AG & Co. KGaA (Preference) (Germany)	31,940	3,705,390

		3,705,390
Industrial conglomerates (2.0%)

Rheinmetall AG (Germany)	42,143	2,600,474

Siemens AG (Germany)	36,819	5,030,723

		7,631,197
Insurance (4.9%)

AIA Group, Ltd. (Hong Kong)	1,213,600	6,118,162

American International Group, Inc.	44,600	2,276,830

China Pacific Insurance (Group) Co., Ltd. (China)	226,000	895,885

Prudential PLC (United Kingdom)	310,073	6,939,752

St James's Place PLC (United Kingdom)	51,802	624,580

Unipol Gruppo Finanzizrio SpA (Preference) (Italy)	330,066	1,672,387

		18,527,596
Internet and catalog retail (0.6%)

Bigfoot GmbH (acquired 8/2/13, cost $351,691) (Private) (Brazil)(F)(RES)(NON)	16	273,167

Ctrip.com International, Ltd. ADR (China)(NON)	28,800	1,429,056

Zalando AG (acquired 9/30/13, cost $717,421) (Private) (Germany)(F)(RES)(NON)	16	620,125

		2,322,348
Internet software and services (2.8%)

Facebook, Inc. Class A(NON)	18,500	1,011,210

Google, Inc. Class A(NON)	1,190	1,333,645

Telecity Group PLC (United Kingdom)	148,824	1,792,534

Tencent Holdings, Ltd. (China)	51,800	3,328,135

Yandex NV Class A (Russia)(NON)	71,800	3,098,170

		10,563,694
IT Services (0.4%)

Visa, Inc. Class A	6,800	1,514,224

		1,514,224
Leisure equipment and products (0.7%)

Sega Sammy Holdings, Inc. (Japan)	102,800	2,621,704

		2,621,704
Machinery (1.1%)

SMC Corp. (Japan)	16,400	4,142,608

		4,142,608
Media (4.6%)

Atresmedia Corporacion de Medios de Comunicacion, SA (Spain)(NON)	188,689	3,122,259

Global Mediacom Tbk PT (Indonesia)	24,698,500	3,860,797

Numericable SAS (France)(NON)	81,809	2,971,177

Sun TV Network, Ltd. (India)	187,731	1,156,777

WPP PLC (United Kingdom)	259,151	5,946,972

		17,057,982
Metals and mining (0.7%)

Glencore Xstrata PLC (United Kingdom)	512,555	2,664,530

		2,664,530
Multi-utilities (0.5%)

Veolia Environnement (France)	110,531	1,806,111

		1,806,111
Multiline retail (0.6%)

Matahari Department Store Tbk PT (Indonesia)(NON)	2,366,000	2,144,427

		2,144,427
Oil, gas, and consumable fuels (2.9%)

BG Group PLC (United Kingdom)	169,146	3,645,140

Origin Energy, Ltd. (Australia)	186,262	2,341,068

Royal Dutch Shell PLC Class A (United Kingdom)	69,903	2,510,519

Suncor Energy, Inc. (Canada)	68,300	2,394,438

		10,891,165
Personal products (0.8%)

L'Oreal SA (France)	16,559	2,916,034

		2,916,034
Pharmaceuticals (7.0%)

Actavis PLC(NON)	12,300	2,066,400

Astellas Pharma, Inc. (Japan)	89,200	5,285,312

AstraZeneca PLC (United Kingdom)	83,435	4,949,035

Sanofi (France)	58,993	6,279,566

Shire PLC (United Kingdom)	66,319	3,125,065

Stada Arzneimittel AG (Germany)	45,926	2,275,309

Takeda Pharmaceutical Co., Ltd. (Japan)	44,900	2,061,146

		26,041,833
Professional services (0.6%)

Experian PLC (United Kingdom)	112,490	2,076,139

		2,076,139
Real estate investment trusts (REITs) (1.0%)

Hibernia REIT PLC (Ireland)(NON)	2,367,000	3,809,848

		3,809,848
Real estate management and development (1.2%)

Mitsubishi Estate Co., Ltd. (Japan)	115,000	3,446,185

Oberoi Realty, Ltd. (India)(NON)	240,149	914,137

		4,360,322
Semiconductors and semiconductor equipment (2.4%)

Hermes Microvision, Inc. (Taiwan)	52,075	1,696,328

Inotera Memories, Inc. (Taiwan)(NON)	1,454,000	1,078,159

Lam Research Corp.(NON)	49,300	2,684,385

SK Hynix, Inc. (South Korea)(NON)	97,800	3,415,826

		8,874,698
Specialty retail (2.6%)

GOME Electrical Appliances Holding, Ltd. (China)	7,596,000	1,407,752

Jin Co., Ltd. (Japan)(S)	75,700	3,206,558

Kingfisher PLC (United Kingdom)	407,356	2,604,168

Sports Direct International PLC (United Kingdom)(NON)	215,410	2,558,117

		9,776,595
Textiles, apparel, and luxury goods (2.7%)

Compagnie Financiere Richemont SA (Switzerland)	52,511	5,254,718

Luxottica Group SpA (Italy)	49,344	2,650,303

Moncler SpA (Italy)(NON)	33,902	736,896

Prada SpA (Italy)	176,100	1,570,212

		10,212,129
Tobacco (3.3%)

British American Tobacco (BAT) PLC (United Kingdom)	115,529	6,198,596

Japan Tobacco, Inc. (Japan)	186,900	6,081,182

		12,279,778
Trading companies and distributors (1.4%)

Mitsubishi Corp. (Japan)	133,800	2,567,996

Wolseley PLC (United Kingdom)	48,320	2,744,055

		5,312,051
Water utilities (0.9%)

Beijing Enterprises Water Group, Ltd. (China)	5,070,000	3,187,979

		3,187,979
Wireless telecommunication services (1.7%)

SoftBank Corp. (Japan)	59,000	5,172,094

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)	225,448	1,193,680

		6,365,774

Total common stocks (cost $310,453,754)		$367,918,280

PREFERRED STOCKS (0.8%)(a)
	Shares	Value

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)	3,207	$3,086,729

Total preferred stocks (cost $2,497,102)		$3,086,729

SHORT-TERM INVESTMENTS (1.7%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.14%(d)	3,159,800	$3,159,800

Putnam Short Term Investment Fund 0.08%(AFF)	1,066,185	1,066,185

SSgA Prime Money Market Fund 0.05%(P)	370,000	370,000

U.S. Treasury Bills with an effective yield of 0.10%, May 29, 2014(SEGSF)	$159,000	158,963

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.10%, April 3, 2014(SEGSF)	984,000	983,826

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014(SEGSF)	518,000	517,923

Total short-term investments (cost $6,256,593)		$6,256,697

TOTAL INVESTMENTS

Total investments (cost $319,207,449)(b)		$377,261,706

FORWARD CURRENCY CONTRACTS at 12/31/13 (aggregate face value $160,824,819) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	3/19/14	$4,502,283	$4,451,001	$51,282
Barclays Bank PLC
	British Pound	Sell	3/19/14	5,019,823	4,956,559	(63,264)
	Canadian Dollar	Sell	1/16/14	558,063	572,477	14,414
	Euro	Buy	3/19/14	672,565	662,254	10,311
	Hong Kong Dollar	Buy	2/19/14	5,131,954	5,133,865	(1,911)
	Japanese Yen	Sell	2/19/14	3,176,722	3,307,330	130,608
	Singapore Dollar	Buy	2/19/14	1,201,090	1,219,703	(18,613)
	Swedish Krona	Buy	3/19/14	1,933,616	1,904,701	28,915
	Swiss Franc	Buy	3/19/14	704,413	703,451	962
Citibank, N.A.
	Australian Dollar	Sell	1/16/14	968,864	969,805	941
	British Pound	Buy	3/19/14	5,924,318	5,852,368	71,950
	Canadian Dollar	Sell	1/16/14	340,390	349,799	9,409
	Danish Krone	Buy	3/19/14	4,775,799	4,693,040	82,759
	Euro	Sell	3/19/14	6,704,462	6,647,707	(56,755)
	Japanese Yen	Sell	2/19/14	4,055,622	4,342,430	286,808
Credit Suisse International
	Australian Dollar	Buy	1/16/14	1,349,987	1,370,578	(20,591)
	Australian Dollar	Sell	1/16/14	1,349,987	1,416,567	66,580
	Canadian Dollar	Buy	1/16/14	4,746,451	4,878,450	(131,999)
	Euro	Sell	3/19/14	7,317,461	7,205,984	(111,477)
	Japanese Yen	Buy	2/19/14	5,901,847	6,319,879	(418,032)
	Japanese Yen	Sell	2/19/14	6,066,390	6,237,185	170,795
	Norwegian Krone	Sell	3/19/14	997,345	991,281	(6,064)
	Swedish Krona	Buy	3/19/14	3,368,129	3,318,306	49,823
	Swiss Franc	Buy	3/19/14	1,177,873	1,148,333	29,540
Deutsche Bank AG
	Australian Dollar	Buy	1/16/14	3,982,247	4,163,820	(181,573)
	Euro	Buy	3/19/14	925,963	890,070	35,893
	Swedish Krona	Buy	3/19/14	1,659,119	1,634,184	24,935
Goldman Sachs International
	Australian Dollar	Buy	1/16/14	1,118,119	1,169,479	(51,360)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/14	3,412,437	3,568,343	(155,906)
	Canadian Dollar	Buy	1/16/14	1,122,337	1,120,707	1,630
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/14	233,562	270,476	(36,914)
	British Pound	Sell	3/19/14	7,986,203	7,892,072	(94,131)
	Canadian Dollar	Buy	1/16/14	1,860,711	1,888,667	(27,956)
	Canadian Dollar	Sell	1/16/14	1,860,429	1,912,191	51,762
	Euro	Buy	3/19/14	8,230,080	8,104,598	125,482
	Japanese Yen	Buy	2/19/14	3,508,866	3,756,129	(247,263)
	Singapore Dollar	Buy	2/19/14	1,337,468	1,358,615	(21,147)
	Swedish Krona	Buy	3/19/14	2,457,127	2,421,019	36,108
	Swiss Franc	Buy	3/19/14	3,199,695	3,150,565	49,130
Royal Bank of Scotland PLC (The)
	Japanese Yen	Sell	2/19/14	2,445,555	2,618,528	172,973
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	1,601,035	1,674,308	(73,273)
	Israeli Shekel	Buy	1/16/14	1,827,053	1,793,009	34,044
	Japanese Yen	Sell	2/19/14	173,335	189,368	16,033
	Norwegian Krone	Sell	3/19/14	1,567,750	1,560,631	(7,119)
	Swedish Krona	Buy	3/19/14	2,383,309	2,331,802	51,507
UBS AG
	British Pound	Sell	3/19/14	3,528,275	3,485,493	(42,782)
	Euro	Buy	3/19/14	6,865,553	6,761,450	104,103
	Norwegian Krone	Sell	3/19/14	946,082	939,873	(6,209)
	Swedish Krona	Buy	3/19/14	1,485,087	1,463,143	21,944
	Swiss Franc	Buy	3/19/14	6,023,516	5,998,666	24,850
WestPac Banking Corp.
	British Pound	Sell	3/19/14	8,973,947	8,865,106	(108,841)
	Japanese Yen	Sell	2/19/14	1,110,995	1,189,454	78,459

Total						$(49,230)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $374,476,302.
(b)	The aggregate identified cost on a tax basis is $319,572,952, resulting in gross unrealized appreciation and depreciation of $65,126,398 and $7,437,644, respectively, or net unrealized appreciation of $57,688,754.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $893,292, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$3,969,368	$35,579,413	$38,482,596	$958	$1,066,185
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,006,826.
	The fund received cash collateral of $3,159,800, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $849,382 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	21.6%
	Japan	18.8
	France	7.7
	Germany	7.3
	United States	6.2
	China	4.2
	Switzerland	3.8
	Italy	2.6
	South Korea	2.5
	Russia	2.4
	Ireland	2.3
	Belgium	2.3
	Spain	2.0
	Netherlands	1.9
	Indonesia	1.7
	Hong Kong	1.6
	Portugal	1.4
	Mexico	1.1
	Norway	1.1
	Australia	1.1
	India	1.0
	Singapore	0.8
	Taiwan	0.7
	Czech Republic	0.7
	Denmark	0.7
	Peru	0.7
	Canada	0.6
	Other	1.2

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $159,797 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $893,117 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $789,854.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$8,007,141	$76,228,043	$893,292
Consumer staples	5,011,274	41,916,382	—
Energy	3,947,388	12,797,098	—
Financials	12,481,217	53,761,633	—
Health care	7,460,813	26,519,173	—
Industrials	4,166,067	47,482,806	—
Information technology	9,641,634	17,455,757	—
Materials	3,609,288	10,922,939	—
Telecommunication services	—	16,248,428	—
Utilities	—	9,367,907	—
Total common stocks	54,324,822	312,700,166	893,292
Preferred stocks	$—	$3,086,729	$—
Short-term investments	1,436,185	4,820,512	—

Totals by level	$55,761,007	$320,607,407	$893,292

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(49,230)	$—

Totals by level	$—	$(49,230)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,833,950	$1,883,180

Total	$1,833,950	$1,883,180

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$185,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014